Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Assets Held for Sale

7 Assets held for sale

Following the preliminary agreement reached in September 2020, on January 8, 2021, the Company signed a “Share Sell and Purchase Agreement” (the “Agreement”) with Vita Group, the largest European manufacturer of flexible polyurethane foams, for the sale of its entire interest in the subsidiary IMPE S.p.A. which contains the foam operations. The consideration agreed for this sale was 8,200 and the transaction was finalised on March 1, 2021, providing for the last tranche of 1,100 in March 2022. The collection of this last tranche was received regularly, at the agreed upon date.